Annual Total Returns (Vanguard S&P 500 Growth Index Fund - ETF Shares ETF) (Vanguard S&P 500 Growth Index Fund, Vanguard S&P 500 Growth Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2013
Vanguard S&P 500 Growth Index Fund | Vanguard S&P 500 Growth Index Fund - ETF Shares
Annual Total Return
2012	14.44%
2011	4.44%